Discontinued Operations - Summary of Discontinued Operations (Details) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended			5 Months Ended	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 04, 2018	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Expenses:
Income tax provision						$ 47,045	$ 0	$ 118,681
Income from discontinued operations, net of income tax provision	$ 0	$ 0	$ 77,106	$ 52,957		$ 130,063	$ 0	288,631
National Beef | Discontinued operations, disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Beef processing services					$ 3,137,611			7,353,663
Interest income					131			339
Other					4,329			4,946
Total revenues					3,142,071			7,358,948
Expenses:
Compensation and benefits					17,414			39,884
Cost of sales					2,884,983			6,764,055
Interest expense					4,316			6,657
Depreciation and amortization					43,959			98,515
Selling, general and other expenses					14,291			42,525
Total expenses					2,964,963			6,951,636
Income from discontinued operations before income taxes					177,108			407,312
Income tax provision					47,045			118,681
Income from discontinued operations, net of income tax provision					$ 130,063			$ 288,631